SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 86.5%
INDIA -- 86.5%

                                     SHARES        VALUE
--------------------------------------------------------------
Auto and Parts -- 6.8%
--------------------------------------------------------------
Bajaj Auto Ltd.                       112,000      $   618,095
The largest manufacturer of scooters
(60% market share), & three-
wheelers (77%) and is the second
largest manufacturer of motorcycles
(21%).
Hero Honda Motors Ltd.                166,801          512,566
A JV between Hero group and Honda
Motors, Japan, and is the market
leader in motorcycles with 47%
market share and is the pioneer in
fuel efficient bikes in India.
IFB Industries Ltd.(1)                     50                2
Maker of automotive parts.
--------------------------------------------------------------
                                                   $ 1,130,663
--------------------------------------------------------------
Banking and Finance -- 7.9%
--------------------------------------------------------------
Corporation Bank                      146,000      $   462,457
One of the most efficient public
sector banks in India & a leader in
cash management services. It has
recently entered a strategic
alliance with Life Insurance
Corporation, one of the largest
financial institutions of India.
HDFC Bank Ltd.                        111,000          496,951
One of the fastest growing private
sector banks in India.
Housing Development Finance Corp.
Ltd.                                   25,000          366,443
Market leader with a strong brand
name in the Indian mortgage finance
market with a network of 84
branches, providing housing finance
predominantly to individuals. It has
entered non-mortgage business of
insurance, asset management and
IT-enabled services.
--------------------------------------------------------------
                                                   $ 1,325,851
--------------------------------------------------------------
Banks and Money Services -- 6.2%
--------------------------------------------------------------
State Bank of India                   220,100      $ 1,030,783
The largest public sector commercial
bank in India, with
over 8,000 branches. Engaged in
retail banking and a range
of non-fund based activities.
--------------------------------------------------------------
                                                   $ 1,030,783
--------------------------------------------------------------
Beverages -- 3.1%
--------------------------------------------------------------
United Breweries Ltd.                 250,950      $   509,209
India's dominant beer & spirits
producer & distributor.
--------------------------------------------------------------
                                                   $   509,209
--------------------------------------------------------------
                                     SHARES        VALUE
--------------------------------------------------------------
Broadcasting and Cable -- 4.6%
--------------------------------------------------------------
Zee Telefilms Ltd.                    303,000      $   767,162
Dominant television broadcaster in
India.
--------------------------------------------------------------
                                                   $   767,162
--------------------------------------------------------------
Chemicals -- 4.7%
--------------------------------------------------------------
Reliance Industries Ltd.              100,000      $   785,502
Integrated petrochemical company
with world class capacities and
major presence in polyesters and
polymers.
--------------------------------------------------------------
                                                   $   785,502
--------------------------------------------------------------
Computer Software -- 4.4%
--------------------------------------------------------------
Infosys Technologies Ltd.               9,250      $   739,636
India's dominant software services
provider.
Onward Technologies Ltd.(1)               500              424
Software unit of Novell India.
--------------------------------------------------------------
                                                   $   740,060
--------------------------------------------------------------
Conglomerates -- 2.4%
--------------------------------------------------------------
Century Textiles and Industries Ltd.  592,391      $   395,431
Engaged in the manufacture of cotton
textiles, cement, tyrecords, and
paper & pulp, with cement
contributes almost 40% of net sales,
textiles 19%, paper 16%, and Rayon
Tyre yarn 13%.
--------------------------------------------------------------
                                                   $   395,431
--------------------------------------------------------------
Diversified Industry -- 0.0%
--------------------------------------------------------------
Enkay Texofood Industries Ltd.(1)         500      $         0
Has business interests in the
manufacturing of synthetic yarns and
the export of processed foods.
--------------------------------------------------------------
                                                   $         0
--------------------------------------------------------------
Drugs -- 3.3%
--------------------------------------------------------------
Sun Pharmaceutical Industries Ltd.
(1)                                    50,059      $   553,373
One of the smaller fastest growing
domestic pharmaceutical companies in
India.
--------------------------------------------------------------
                                                   $   553,373
--------------------------------------------------------------
Electrical Equipment -- 3.4%
--------------------------------------------------------------
Bharat Heavy Electricals Ltd.         150,000      $   562,500
India's major supplier & designer of
electrical power equipment.
--------------------------------------------------------------
                                                   $   562,500
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                     SHARES        VALUE
--------------------------------------------------------------
Energy -- 8.5%
--------------------------------------------------------------
Bharat Petroleum Corp. Ltd.           155,439      $   620,897
A public sector undertaking which
refines and markets petroleum
products in India, with around 4,500
retail outlets (petrol stations) and
a domestic market share of 20% in
the marketing of petroleum products.
It has recently acquired majority
and management control in two
regional public sector undertaking
(PSU) refinery companies.
Reliance Petroleum Corp. Ltd.         800,000          799,320
India's largest private sector
company and first refinery to be set
up in the private sector in India.
It is the world's largest grassroot
refinery.
--------------------------------------------------------------
                                                   $ 1,420,217
--------------------------------------------------------------
Engineering -- 1.1%
--------------------------------------------------------------
Thermax Ltd.(1)                       203,324      $   188,671
An engineering & environment company
engaged in the manufacture of waste
heat recovery boilers, water
treatment,
waste water treatment systems and
speciality chemicals.
--------------------------------------------------------------
                                                   $   188,671
--------------------------------------------------------------
Entertainment -- 3.3%
--------------------------------------------------------------
Mukta Arts Ltd.                       173,855      $   543,482
India's leading film production
company.
--------------------------------------------------------------
                                                   $   543,482
--------------------------------------------------------------
Health and Personal Care -- 5.0%
--------------------------------------------------------------
Cipla Ltd.                             34,000      $   826,365
Market leader in anti-asthmatic, and
anti-cancer entering into segments
of cardiovascular and dermatology.
Wockhardt Ltd.(1)                       1,900              545
Wockhardt Ltd.                            800            6,293
The 5th largest pharmaceutical
company in India, with focus on
research based pharmaceutical
business. Has several key brands in
anti-infective and pain killer
segments.
--------------------------------------------------------------
                                                   $   833,203
--------------------------------------------------------------
Household Products -- 6.6%
--------------------------------------------------------------
Hindustan Lever Ltd.                  254,000      $ 1,108,820
India's biggest company in consumer
production.
--------------------------------------------------------------
                                                   $ 1,108,820
--------------------------------------------------------------
                                     SHARES        VALUE
--------------------------------------------------------------

Information Technology -- 3.8%
--------------------------------------------------------------
Wipro Ltd.                              5,300      $   157,716
Wipro Ltd. ADR(1)                      17,000          475,660
A diversified company with interests
in IT services, computer hardware,
consumer goods and lighting.
Software services contributes to 80%
of net profit.
--------------------------------------------------------------
                                                   $   633,376
--------------------------------------------------------------
Lodging and Gaming -- 0.0%
--------------------------------------------------------------
Hotel Leelaventure Ltd.(1)                 50      $        16
A hotel in India.
--------------------------------------------------------------
                                                   $        16
--------------------------------------------------------------
Manufacturing -- 3.7%
--------------------------------------------------------------
Gujarat Natural Gas Co. Ltd.           48,000      $   621,582
Subsidiary of British Gas involved
in gas distribution in India.
--------------------------------------------------------------
                                                   $   621,582
--------------------------------------------------------------
Media -- 1.8%
--------------------------------------------------------------
UTV Software Communications Ltd.(2)   137,200      $   291,667
A Pan-Asian media company, engaged
in providing television software for
terrestrial and satellite television
channels.
--------------------------------------------------------------
                                                   $   291,667
--------------------------------------------------------------
Metals - Industrial -- 5.9%
--------------------------------------------------------------
Hindalco Industries Ltd. GDR           50,000      $   987,500
India's second largest aluminum
producer and lowest cost producer in
the world.
--------------------------------------------------------------
                                                   $   987,500
--------------------------------------------------------------
Property -- 0.0%
--------------------------------------------------------------
Gesco Corp. Ltd.                           62      $        24
Engaged in real estate & property
development.
Division of GE shipping.
--------------------------------------------------------------
                                                   $        24
--------------------------------------------------------------
Transportation -- 0.0%
--------------------------------------------------------------
Great Eastern Shipping Co. Ltd.           630      $       437
Diversified company with interests
in shipping and
property development.
--------------------------------------------------------------
                                                   $       437
--------------------------------------------------------------
Total Common Stocks
   (identified cost $16,127,257)                   $14,429,529
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

Total India
   (identified cost $16,127,257)                   $14,429,529
--------------------------------------------------------------
Total Investments -- 86.5%
   (identified cost $16,127,257)                   $14,429,529
--------------------------------------------------------------
Other Assets, Less Liabilities -- 13.5%            $ 2,251,726
--------------------------------------------------------------
Net Assets -- 100.0%                               $16,681,255
--------------------------------------------------------------

ADR - American Depositary Receipt
GDR - Global Depository Receipt

(1)  Non-income producing security.

(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                             PERCENTAGE
                                             OF NET
COMPANY                 INDUSTRY SECTOR      ASSETS       VALUE
--------------------------------------------------------------------
Hindustan Lever Ltd.    Household Products      6.6%      $1,108,820
State Bank of India     Banks and Money
                          Services              6.2        1,030,783
Hindalco Industries     Metals -
  Ltd. GDR                Industrial            5.9          987,500
Cipla Ltd.              Health and
                          Personal Care         5.0          826,365
Reliance Petroleum      Energy
  Corp. Ltd.                                    4.8          799,320
Reliance Industries     Chemicals
  Ltd.                                          4.7          785,502
Zee Telefilms Ltd.      Broadcasting and
                          Cable                 4.6          767,162
Infosys Technologies    Computer Software
  Ltd.                                          4.4          739,636
Gujarat Natural Gas     Manufacturing
  Co. Ltd.                                      3.7          621,582
Bharat Petroleum        Energy
  Corp. Ltd.                                    3.7          620,897

INDUSTRY CONCENTRATION -- BELOW ARE THE
TOP TEN INDUSTRY SECTORS REPRESENTED IN THE
PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                     PERCENTAGE
                                     OF NET
COMPANY                              ASSETS           VALUE
----------------------------------------------------------------
Energy                                  8.5%          $1,420,217
Banking and Finance                     7.9            1,325,851
Auto and Parts                          6.8            1,130,663
Household Products                      6.6            1,108,820
Banks and Money Services                6.2            1,030,783
Metals - Industrial                     5.9              987,500
Health and Personal Care                5.0              833,203
Chemicals                               4.7              785,502
Broadcasting and Cable                  4.6              767,162
Computer Software                       4.4              740,060

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
----------------------------------------------------------
Investments, at value
   (identified cost, $16,127,257)              $14,429,529
Cash                                                41,075
Foreign currency, at value
   (identified cost, $2,206,160)                 2,204,143
Receivable for investments sold                     16,581
Dividends receivable                                61,006
Prepaid expenses                                       191
----------------------------------------------------------
TOTAL ASSETS                                   $16,752,525
----------------------------------------------------------

Liabilities
----------------------------------------------------------
Payable to affiliate for Trustees' fees        $       411
Accrued expenses                                    70,859
----------------------------------------------------------
TOTAL LIABILITIES                              $    71,270
----------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
   IN PORTFOLIO                                $16,681,255
----------------------------------------------------------
Sources of Net Assets
----------------------------------------------------------
Net proceeds from capital contributions and
   withdrawals                                 $18,381,000
Net unrealized depreciation (computed on the
   basis of identified cost)                    (1,699,745)
----------------------------------------------------------
TOTAL                                          $16,681,255
----------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
-----------------------------------------------------------
Dividends (net of foreign taxes, $957)          $   105,574
Interest                                              1,417
-----------------------------------------------------------
TOTAL INVESTMENT INCOME                         $   106,991
-----------------------------------------------------------

Expenses
-----------------------------------------------------------
Investment adviser fee                          $    73,916
Administration fee                                   24,565
Trustees' fees and expenses                           2,769
Custodian fee                                       100,524
Legal and accounting services                        39,455
Miscellaneous                                         3,667
-----------------------------------------------------------
TOTAL EXPENSES                                  $   244,896
-----------------------------------------------------------
Deduct --
   Reduction of custodian fee                   $     7,744
-----------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                        $     7,744
-----------------------------------------------------------

NET EXPENSES                                    $   237,152
-----------------------------------------------------------

NET INVESTMENT LOSS                             $  (130,161)
-----------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost
      basis) (net of foreign
      taxes, $481,698)                          $(2,494,922)
   Foreign currency transactions                    (20,070)
-----------------------------------------------------------
NET REALIZED LOSS                               $(2,514,992)
-----------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)          $(1,451,656)
   Foreign currency                                    (237)
-----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                               $(1,451,893)
-----------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                $(3,966,885)
-----------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS      $(4,097,046)
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                             SIX MONTHS ENDED
INCREASE (DECREASE)          JUNE 30, 2001       YEAR ENDED
IN NET ASSETS                (UNAUDITED)         DECEMBER 31, 2000
------------------------------------------------------------------
From operations --
   Net investment loss         $   (130,161)       $    (363,782)
   Net realized gain
      (loss)                     (2,514,992)           6,609,227
   Net change in
      unrealized
      appreciation
      (depreciation)             (1,451,893)         (22,321,270)
------------------------------------------------------------------
NET DECREASE IN NET
   ASSETS FROM OPERATIONS      $ (4,097,046)       $ (16,075,825)
------------------------------------------------------------------
Capital transactions --
   Contributions               $    812,478        $  11,562,415
   Withdrawals                   (3,270,183)         (20,528,752)
------------------------------------------------------------------
NET DECREASE IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                $ (2,457,705)       $  (8,966,337)
------------------------------------------------------------------

NET DECREASE IN NET
   ASSETS                      $ (6,554,751)       $ (25,042,162)
------------------------------------------------------------------

Net Assets
------------------------------------------------------------------
At beginning of period         $ 23,236,006        $  48,278,168
------------------------------------------------------------------
AT END OF PERIOD               $ 16,681,255        $  23,236,006
------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                             SIX MONTHS ENDED
                                             JUNE 30, 2001
INCREASE (DECREASE) IN CASH                  (UNAUDITED)
-------------------------------------------------------------
Cash Flows From (For) Operating Activities
   --
   Purchase of investments                     $(15,522,732)
   Proceeds from sale of investments             20,969,700
   Dividends and interest received                   53,871
   Operating expenses paid                         (289,761)
   Foreign taxes paid                              (481,698)
   Foreign currency transactions                 (2,130,600)
-------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES             $  2,598,780
-------------------------------------------------------------
Cash Flows From (For) Financing Activities
   --
   Proceeds from capital contributions         $    812,478
   Payments for capital withdrawals              (3,270,183)
   Demand notes payable                            (100,000)
-------------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES         $ (2,557,705)
-------------------------------------------------------------

NET INCREASE IN CASH                           $     41,075
-------------------------------------------------------------

CASH AT BEGINNING OF PERIOD                    $          0
-------------------------------------------------------------

CASH AT END OF PERIOD                          $     41,075
-------------------------------------------------------------

Reconciliation of Net Decrease in Net Assets
From Operations to Net Cash From
Operating Activities
-------------------------------------------------------------
Net decrease in net assets from operations     $ (4,097,046)
Decrease in receivable for investments sold       4,522,327
Increase in foreign currency                     (2,110,293)
Increase in dividends and other receivables         (53,120)
Decrease in prepaid expenses                             41
Decrease in payable for investments
   purchased                                       (829,714)
Decrease in payable to affiliate                       (422)
Decrease in accrued expenses and other
   liabilities                                      (52,228)
Net decrease in investments                       5,219,235
-------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES             $  2,598,780
-------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                    SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                    JUNE 30, 2001    -----------------------------------------------------------
                                    (UNAUDITED)         2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average
   daily net assets):
   Expenses                                2.50%(1)       1.82%       2.09%       1.97%       1.61%       1.51%
   Expenses after custodian fee
      reduction                            2.42%(1)       1.75%       2.07%       1.87%       1.58%       1.28%
   Net investment loss                    (1.33)%(1)     (1.04)%     (0.94)%     (0.16)%     (0.20)%     (0.11)%
Portfolio Turnover                           80%           133%         80%         60%         48%         46%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                             $16,681       $ 23,236     $48,278     $52,734     $84,175    $106,923
----------------------------------------------------------------------------------------------------------------

(1)      Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   South Asia Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on January 18, 1994, seeks to achieve long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains in certain countries. During the six months ended June 30, 2001, the Portfolio paid $481,677 pursuant to such requirement.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period for such securities and the related tax rates, tax loss carryforwards (if applicable) and other such factors. As of June 30, 2001, the Portfolio had no reserve related to capital gains.

 C Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.
 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2001, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $73,916. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2001, the administration fee was 0.25% (annualized) of average net assets and amounted to $24,565. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 2001, purchases and sales of investments, other than short-term obligations, aggregated $14,693,018 and $16,447,373 respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2001, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                              $ 16,127,257
    --------------------------------------------------------
    Gross unrealized appreciation               $  1,539,615
    Gross unrealized depreciation                 (3,237,343)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION                 $ (1,697,728)
    --------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may

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
SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

   Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2001.

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

SOUTH ASIA PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Zaheer Sitabkhan
Vice President

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K. Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

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